Interest Income (Details) - Schedule of income from interest - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	$ 2,233,623	$ 2,314,637	$ 2,243,123
Resale Agreements [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	124	718	903
Interbank Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	36	1,263	897
Commercial Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	906,683	957,224	936,264
Mortgage Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	637,955	633,938	597,655
Consumer loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	569,946	602,196	586,534
Investment Instruments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	105,417	97,319	100,213
Other Interest Income [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	13,462	21,979	20,657
Hedged Of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	1,687,680	1,815,170	1,775,256
Hedged Of Interest [Member] | Resale Agreements [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	124	718	903
Hedged Of Interest [Member] | Interbank Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	36	1,263	897
Hedged Of Interest [Member] | Commercial Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	722,116	780,284	771,405
Hedged Of Interest [Member] | Mortgage Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	322,687	349,663	330,055
Hedged Of Interest [Member] | Consumer loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	564,363	593,705	579,929
Hedged Of Interest [Member] | Investment Instruments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	69,276	71,150	75,423
Hedged Of Interest [Member] | Other Interest Income [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	9,078	18,387	16,644
Hedged Of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	530,000	474,427	449,784
Hedged Of Inflation Adjustments [Member] | Resale Agreements [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Hedged Of Inflation Adjustments [Member] | Interbank Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Hedged Of Inflation Adjustments [Member] | Commercial Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	174,360	160,462	153,851
Hedged Of Inflation Adjustments [Member] | Mortgage Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	314,777	283,820	266,691
Hedged Of Inflation Adjustments [Member] | Consumer loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	338	384	439
Hedged Of Inflation Adjustments [Member] | Investment Instruments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	36,141	26,169	24,790
Hedged Of Inflation Adjustments [Member] | Other Interest Income [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	4,384	3,592	4,013
Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	15,943	25,040	18,083
Hedged Of Prepaid Fees [Member] | Resale Agreements [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Hedged Of Prepaid Fees [Member] | Interbank Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Hedged Of Prepaid Fees [Member] | Commercial Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	10,207	16,478	11,008
Hedged Of Prepaid Fees [Member] | Mortgage Loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	491	455	909
Hedged Of Prepaid Fees [Member] | Consumer loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	5,245	8,107	6,166
Hedged Of Prepaid Fees [Member] | Investment Instruments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Hedged Of Prepaid Fees [Member] | Other Interest Income [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting